Option and Collaboration Agreements (Tables)	12 Months Ended
Dec. 31, 2021
Option And Collaboration Agreements [Abstract]
Summary of Total Transaction Price of the Collaboration Agreement
The total transaction price of the Collaboration Agreement consisted of the following at December 31, 2021:

Payment associated with option period	$10,000
Payment to exercise agreement	10,000
Discount on issuance on corporate bond (see Note 6)	3,805
Contract modification	387

Total transaction price	24,192
Less: Revenue recognized	(24,192)

Deferred revenue at December 31, 2021	$—